DEI Document	Jan. 21, 2020
Document and Entity Information [Abstract]
Written Communications	false
Entity Central Index Key	0000045012
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $2.50 per share
Document Type	8-K
Document Period End Date	Jan. 21, 2020
Entity File Number	001-03492
Entity Tax Identification Number	75-2677995
Entity Registrant Name	HALLIBURTON COMPANY
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 North Sam Houston Parkway East
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77032
City Area Code	281
Local Phone Number	871-2699
Trading Symbol	HAL
Security Exchange Name	NYSE
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false